Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Allowance for loan losses	$ 920	$ 779
Deferred compensation	349	341
Write-downs on other real estate carryforward	255	339
Alternative minimum tax credit carryforward		75
Other	294	327
Total deferred tax assets	1,818	1,861
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$ (1,749)	$ (1,802)